Lincoln Variable Insurance Products Trust
Radnor Financial Center
150 N. Radnor Chester Road
Radnor, Pennsylvania 19087

Phone:   260-455-6918
e-Mail:   Colleen.Tonn@LFG.com

VIA EDGAR

September 5, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Lincoln Variable Insurance Products Trust – LVIP BlackRock Emerging Markets Index RPM Fund and LVIP American Preservation Fund
File Nos. 33-70742; 811-08090
Post-Effective Amendment No. 141

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on August 27, 2012 (effective August 27, 2012).

If you have any questions concerning the attached filling, please do not hesitate to contact the undersigned at 260-455-6918.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn
Senior Counsel

cc:       Jill R. Whitelaw, Chief Counsel
Lisa L.B. Matson, Senior Counsel

1217755/1 LVIP BlackRock Emerging Markets Index RPM Fund
LVIP American Preservation Fund